INVESTMENTS (FIXED MATURITIES AVAILABLE FOR SALE) (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Number Of Fixed Maturities	76	93
Corporate [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	44	105
Less than 12 Months, Gross Unrealized Losses	0	(6)
12 Months or Longer, Fair Value	14	13
12 Months or Longer, Gross Unrealized Losses	(1)	(2)
Total Fair Value	58	118
Total, Gross Unrealized Losses	(1)	(8)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	1,553	1,554
US Treasury Government And Agency [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	1	0
Less than 12 Months, Gross Unrealized Losses	0	0
12 Months or Longer, Fair Value	0	0
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	1	0
Total, Gross Unrealized Losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	106	99
State and Political Sub-divisions [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	25	21
Foreign Govts [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	0	0
Less than 12 Months, Gross Unrealized Losses	0	0
12 Months or Longer, Fair Value	2	2
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	2	2
Total, Gross Unrealized Losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	2	4
Commercial Mortgage-backed [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	0	1
Less than 12 Months, Gross Unrealized Losses	(1)	(2)
12 Months or Longer, Fair Value	26	27
12 Months or Longer, Gross Unrealized Losses	(26)	(32)
Total Fair Value	26	28
Total, Gross Unrealized Losses	(27)	(34)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	57	63
Residential Mortgage-backed [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	19	26
Residential Mortgage-backed [Member] | Subprime residential mortgage loans [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	4	4
Residential Mortgage-backed [Member] | Alt Residential Mortgage Loans [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	0	0
Asset-backed [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	9	9
Redeemable preferred stock [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	14	29
Less than 12 Months, Gross Unrealized Losses	0	(2)
12 Months or Longer, Fair Value	30	30
12 Months or Longer, Gross Unrealized Losses	(1)	(3)
Total Fair Value	44	59
Total, Gross Unrealized Losses	(1)	(5)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	97	81
Fixed Maturities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	59	135
Less than 12 Months, Gross Unrealized Losses	(1)	(10)
12 Months or Longer, Fair Value	72	72
12 Months or Longer, Gross Unrealized Losses	(28)	(37)
Total Fair Value	131	207
Total, Gross Unrealized Losses	(29)	(47)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Debt Securities Exposure In Single Issuer Greater Than Stated Percentage Of Total Investments	1.20%
Debt Securities Exposure In Single Issuer Of Total Investments	27	27
Available-for-sale Securities, Amortized Cost Basis	1,868	1,857
Unrealized investment gains (losses)	158	110
The carrying value of fixed maturities non-income producing	6
Fixed Maturities [Member] | Other Than Investment Grade [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis Other Than Investment Grade	125	150
Percentage Of Available For Sale Securities	6.70%	8.10%
Unrealized investment gains (losses)	17	35